Financial Instruments and Risk Management - Schedule of financial and other liabilities & estimated interest payments (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued liabilities	$ 12,376,825	$ 3,478,137
Term loan	9,375,244	$ 0
Contractual ash flows [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued liabilities	8,650,710
Term loan	9,517,292
Convertible loan	13,169,761
Lease commitments	14,455,466
Loans payable and interest	17,146,576
Total	62,939,805
within 1 year [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued liabilities	8,650,710
Term loan	9,517,292
Convertible loan	3,817,336
Lease commitments	2,774,087
Loans payable and interest	1,317,737
Total	26,077,162
1 to 3 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued liabilities	0
Term loan	0
Convertible loan	6,923,566
Lease commitments	5,535,148
Loans payable and interest	2,592,561
Total	15,051,275
3 to 5 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued liabilities	0
Term loan	0
Convertible loan	2,428,859
Lease commitments	4,810,730
Loans payable and interest	2,535,342
Total	9,774,931
5+ years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable and accrued liabilities	0
Term loan	0
Convertible loan	0
Lease commitments	1,335,501
Loans payable and interest	10,700,936
Total	$ 12,036,437